Leases (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Navios Partners [Member]
Number of vessels sold	15
Land lease agreements [Member]
Lessee, Operating Lease, Remaining Lease Term	42 years 9 months 18 days
Land lease agreements [Member] | Minimum [Member] | Navios Logistics [Member]
Lessee, Operating Lease, Remaining Lease Term	42 years 8 months 12 days
Land lease agreements [Member] | Maximum [Member] | Navios Logistics [Member]
Lessee, Operating Lease, Remaining Lease Term	43 years 1 month 6 days
Office lease agreements [Member]
Lessee, Operating Lease, Remaining Lease Term	1 year 6 months
Office lease agreements [Member] | Minimum [Member] | Navios Logistics [Member]
Lessee, Operating Lease, Remaining Lease Term	3 months 18 days
Office lease agreements [Member] | Maximum [Member] | Navios Logistics [Member]
Lessee, Operating Lease, Remaining Lease Term	3 years 4 months 24 days
Finance Leasing Contract-Eight Liquid Barges [Member] | Navios Logistics [Member]
Date the finance lease liability terminate	five year
Finance Leasing Contract-Two of eight liquid barges [Member] | Navios Logistics [Member]
Date of delivery	December 2022
Number of repayment installments	60
Finance Lease, Principal Payments	$ 26
Lease expiration date	fourth quarter of 2027
Finance Leasing Contract-Additional three of eight liquid barges [Member] | Navios Logistics [Member]
Date of delivery	first quarter of 2023
Number of repayment installments	60
Finance Lease, Principal Payments	$ 26
Lease expiration date	One of the agreements matures in the fourth quarter of 2027 and two in the first quarter of 2028
Finance Leasing Contract-Remaining three of eight liquid barges [Member] | Navios Logistics [Member]
Date of delivery	second quarter of 2023
Number of repayment installments	60
Finance Lease, Principal Payments	$ 26
Lease expiration date	second quarter of 2028
Liquid Barges Leasing Agreements [Member]
Lessee, Operating Lease, Remaining Lease Term	4 years 8 months 12 days